Document and Entity Information	Jun. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2021
Entity Registrant Name	PACIFIC MERCANTILE BANCORP
Entity Incorporation, State or Country Code	CA
Entity File Number	0-30777
Entity Tax Identification Number	33-0898238
Entity Address, Address Line One	949 South Coast Drive
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	714
Local Phone Number	438-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001109546
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	PMBC
Security Exchange Name	NASDAQ